Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues:
Gas operating revenues	$ 1,300,154	$ 1,321,728	$ 1,403,366
Construction revenues	650,628	606,050	483,822
Total operating revenues	1,950,782	1,927,778	1,887,188
Operating expenses:
Net cost of gas sold	436,001	479,602	613,489
Operations and maintenance	384,914	369,979	358,498
Depreciation and amortization	236,817	223,422	200,469
Taxes other than income taxes	45,551	41,728	40,949
Construction expenses	573,284	541,523	423,703
Total operating expenses	1,676,567	1,656,254	1,637,108
Operating income	274,215	271,524	250,080
Other income and (expenses):
Net interest deductions (Notes 6 and 7)	(63,700)	(68,020)	(69,602)
Other income (deductions)	12,300	4,411	(5,412)
Total other income and (expenses)	(51,400)	(63,609)	(75,014)
Income before income taxes	222,815	207,915	175,066
Income tax expense (Note 11)	77,942	75,276	63,303
Net income	144,873	132,639	111,763
Net income (loss) attributable to noncontrolling interest	(447)	(692)	(524)
Net income attributable to Southwest Gas Corporation	$ 145,320	$ 133,331	$ 112,287
Basic earnings per share (Note 14)	$ 3.14	$ 2.89	$ 2.45
Diluted earnings per share (Note 14)	$ 3.11	$ 2.86	$ 2.43
Average number of common shares outstanding	46,318	46,115	45,858
Average shares outstanding (assuming dilution)	46,758	46,555	46,291